Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	19
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 26, 2014
Closing Date:		January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$18,073,918.60	0.0451848	$-	-	$18,073,918.60
Class A-3 Notes	$400,000,000.00	1.0000000	$389,494,359.87	0.9737359	$10,505,640.13
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$630,723,918.60	0.5043169	$602,144,359.87	0.4814651	$28,579,558.73

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	39.78		38.85
Pool Receivables Balance	$668,508,214.08		$638,974,945.40
Remaining Number of Receivables	53,929		52,890

Adjusted Pool Balance	$649,625,613.79		$621,046,055.07

III. COLLECTIONS

Principal:
Principal Collections	$28,519,487.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$622,546.88
Total Principal Collections	$29,142,033.99

Interest:
Interest Collections	$1,737,833.05
Late Fees & Other Charges	$54,728.29
Interest on Repurchase Principal	$-
Total Interest Collections	$1,792,561.34

Collection Account Interest	$9,108.66
Reserve Account Interest	$1,055.28
Servicer Advances	$-

Total Collections	$30,944,759.27

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	19
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$30,944,759.27
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,944,759.27

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$557,090.18	$-	$557,090.18	$557,090.18
Collection Account Interest					$9,108.66
Late Fees & Other Charges					$54,728.29
Total due to Servicer					$620,927.13

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$10,241.89		$10,241.89
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$506,637.81		$506,637.81	$506,637.81

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$29,664,356.33

9. Regular Principal Distribution Amount:					$28,579,558.73

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$18,073,918.60
Class A-3 Notes				$10,505,640.13
Class A-4 Notes				$-
Class A Notes Total:		$28,579,558.73		$28,579,558.73
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,579,558.73		$28,579,558.73

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,084,797.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,882,600.29
Beginning Period Amount	$18,882,600.29
Current Period Amortization	$953,709.95
Ending Period Required Amount	$17,928,890.33
Ending Period Amount	$17,928,890.33
Next Distribution Date Required Amount	$17,000,552.34

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.91%	3.04%	3.04%

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	19
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.84%	52,279	98.40%	$628,776,174.52
30 - 60 Days	0.89%	470	1.20%	$7,636,255.38
61 - 90 Days	0.22%	118	0.33%	$2,116,132.78
91-120 Days	0.04%	23	0.07%	$446,382.72
121 + Days	0.00%	0	0.00%	$-
Total		52,890		$638,974,945.40

Delinquent Receivables 30+ Days Past Due
Current Period	1.16%	611	1.60%	$10,198,770.88
1st Preceding Collection Period	1.05%	565	1.49%	$9,940,577.55
2nd Preceding Collection Period	0.97%	536	1.38%	$9,660,696.75
3rd Preceding Collection Period	0.84%	474	1.15%	$8,423,883.23
Four-Month Average	1.01%		1.40%

Repossession in Current Period		37		$725,670.09
Repossession Inventory		76		$547,336.24

Current Charge-Offs
Gross Principal of Charge-Offs				$1,013,781.57
Recoveries				$(622,546.88)
Net Loss				$391,234.69

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.70%

Average Pool Balance for Current Period				$653,741,579.74

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.72%
1st Preceding Collection Period				0.52%
2nd Preceding Collection Period				0.46%
3rd Preceding Collection Period				1.04%
Four-Month Average				0.68%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		73	1,289	$19,713,785.58
Recoveries		80	1,099	$(10,260,639.67)
Net Loss				$9,453,145.91
Cumulative Net Loss as a % of Initial Pool Balance				0.73%

Net Loss for Receivables that have experienced a Net Loss *		58	1,019	$9,476,058.51
Average Net Loss for Receivables that have experienced a Net Loss				$9,299.37

Principal Balance of Extensions				$2,659,639.77
Number of Extensions				149

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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